Schedule of movement in provision for stock obsolescence (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Inventory Disclosure [Abstract]
Beginning of the year	$ 790	$ 1,079
Inventory write-off for the year		(112)
Inventory write-off for the year	(82)	(112)	(172,303)
Reversal for the year	(708)	(967)
Charge for the year	3,544	4,841	1,079
End of the year	$ 3,544	$ 4,841	$ 1,079